Summary of Effects of New Guidance on Consolidated Balance Sheets and Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					$ 74,646
Revenues:
Subscription	64,886	33,191	141,640	76,331	79,191	40,078	17,841
Professional services and other	8,489	4,753	26,910	12,563	13,450	3,251	1,474
Total revenues	73,375	37,944	168,550	88,894	92,641	43,329	19,315
Under Previous Accounting Guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					81,036
Revenues:
Subscription					78,305
Professional services and other					7,946
Total revenues					86,251
Impact of Adoption of ASU 2009-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					(6,390)
Revenues:
Subscription					886
Professional services and other					5,504
Total revenues					$ 6,390